Capitalization and Management Incentive Units - Class D Units (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Nov. 14, 2019	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Preferred Units [Line Items]
Repayments of bridge loans		$ 8,008	$ 2,446,433	$ 44,629	$ 186,519	$ 1,493,221	$ 14,586,891
Class D Preferred Units
Preferred Units [Line Items]
Total funding commitments received	$ 50,000,000.0
Number of units issued (in shares)	16,130,034
Preferred return	8.00%
Transaction closing costs	$ 2,958,446
Units Subject to Possible Redemption, authorized						16,130,034	16,130,034
Units Subject to Possible Redemption, outstanding				16,130,034		16,130,034	16,130,034	16,130,034
Class D Preferred Units | LTD-A
Preferred Units [Line Items]
Repayments of bridge loans	$ 16,752,354